Transactions with Related Parties - Allseas (Details)	12 Months Ended					12 Months Ended			5 Months Ended	7 Months Ended			12 Months Ended			12 Months Ended					10 Months Ended	12 Months Ended								2 Months Ended	9 Months Ended	10 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Feb. 18, 2014 Public offering	Sep. 27, 2013 Public offerings	Dec. 31, 2013 Related Party USD ($)	Dec. 31, 2012 Related Party USD ($)	Dec. 31, 2011 Related Party USD ($)	May 31, 2011 Allseas Marine SA EUR (€)	Dec. 31, 2013 Allseas Marine SA EUR (€)	Dec. 31, 2012 Allseas Marine SA EUR (€)	Dec. 31, 2011 Allseas Marine SA EUR (€)	Dec. 31, 2013 Allseas Marine SA USD ($)	Dec. 31, 2013 Allseas Marine SA EUR (€)	Dec. 31, 2012 Allseas Marine SA USD ($)	Dec. 31, 2013 Superintedent services EUR (€)	Dec. 31, 2011 Financial Accounting Services EUR (€)	Dec. 31, 2012 Financial Reporting Services USD ($)	Dec. 31, 2011 Financial Reporting Services EUR (€)	Dec. 31, 2013 Newbuildings Supervision EUR (€)	Dec. 31, 2013 Executive Services	Dec. 31, 2014 Executive Services EUR (€)	Dec. 31, 2013 Executive Services USD ($)	Dec. 31, 2013 Executive Services EUR (€)	Dec. 31, 2012 Executive Services USD ($)	Dec. 31, 2012 Executive Services EUR (€)	Dec. 31, 2011 Executive Services USD ($)	Dec. 31, 2012 Letter of Guarantee USD ($)	Dec. 24, 2012 Innovation Holdings S.A.	Feb. 18, 2014 Loretto Finance Inc. USD ($)	Sep. 27, 2013 Loretto Finance Inc. USD ($)	Dec. 31, 2013 Loretto Finance Inc. USD ($)	Feb. 15, 2013 Loretto Finance Inc.	Dec. 31, 2012 Loretto Finance Inc.	Sep. 27, 2013 Additional Shares Issued to Loretto
Related Party Transaction [Line Items]
Capitalized expenses													$ 1,588,512		$ 1,479,827
Loss from contract cancellation	568,658	0	0
Loss from contract cancellation related party						444,421	0	0
Charter Hire Commission payable to the Management company													1.25%	1.25%
Commission rate payable to the management company for the purchase, sale and construction of vessels													1.00%	1.00%
Daily management fee									620.00	661.15	652.02	636.74
Pre-delivery services amount payable													15,000
Superintendents Management fee payable																500				500
Annual fee payable for financial accounting services																	250,000
Annual fee payable financial reporting services cost																			120,000
Annual fee per vessel payable financial reporting services cost																		30,000
Common stock - shares issued				6,785,000	6,000,000																								4,901,961	135,700	120,000	334,258	98,039	116,219	120,000
Share based compensation																														880,015	714,000	335,784
Flat fee for newbuilding supervision services																				375,000
Daily fee for newbuilding vessels' supervision																				115
Compensation for involuntary termination of contract													4,122,900	3,000,000
Euro / U.S. dollar exchange rate	1.3743												1.3743	1.3743
Annual executive services fee payable																						2,900,000		2,700,000		2,500,000
Executive services agreement duration													5yrs	5yrs
Annual executive services fee																							7,582,634		3,228,438		5,193,645
Incentive compensation paid to executives																							3,993,000		0		1,695,590
Percentage of the issued and oustanding shares of the company, issuable to the management company																					5.00%
Due from related parties	$ 146,051	$ 2,508,195											$ 146,051		$ 2,508,195													$ 1,280,000